EQUIPMENT (Details)	12 Months Ended		13 Months Ended
	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Statement [Line Items]
Balance, Beginning	$ 0		$ 1,419
Acquisitions Of Reciprocity			11,861
Acquisition Of Complexity				$ 4,704,833
Acquisition Of Code Red		$ 1,411
Addition				111,757
Transfer To Assets Available For Sale				(803)
Effect Of Foreign Exchange	8		108,517
Balance, Ending	1,419			4,937,584
Depreciation:
Balance	0		337,180
Depreciation Charge For The Period				335,151
Effect Of Foreign Exchange, Depreciation			2,029
Net Book Value:
Equipment	1,419		4,600,404
Acquisition Of Complexity				3,889,875
Leasehold Improvements
Statement [Line Items]
Balance, Beginning	0		0
Acquisitions Of Reciprocity			0
Acquisition Of Code Red		0
Addition				0
Transfer To Assets Available For Sale				0
Effect Of Foreign Exchange			103,820
Balance, Ending	0			4,634,595
Depreciation:
Balance	0		302,399
Depreciation Charge For The Period				34,589
Effect Of Foreign Exchange, Depreciation			1,837
Net Book Value:
Equipment	0		4,332,196
Acquisition Of Complexity				4,530,775
Office Equipment
Statement [Line Items]
Balance, Beginning	0		1,419
Acquisitions Of Reciprocity			11,861
Acquisition Of Code Red		$ 1,411
Addition				111,757
Transfer To Assets Available For Sale				(803)
Effect Of Foreign Exchange			4,697
Balance, Ending	1,419			302,989
Depreciation:
Balance	0		34,781
Depreciation Charge For The Period				300,562
Effect Of Foreign Exchange, Depreciation			192
Net Book Value:
Equipment	$ 1,419		$ 268,208
Acquisition Of Complexity				$ 174,058